Long-term Debt - Schedule of Long Term Debt (Detail) $ in Millions, $ in Millions	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Debt Discounts and Transaction Costs	$ (82)		$ (84)
Non-current portion of non-current borrowings	9,992		9,513
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	10,074		9,597
U.S. Dollar Denominated Unsecured Notes [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 7,650
Total Debt Principal, (CAD equivalent)	$ 10,074		$ 9,597